Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory [Abstract]
INVENTORY

6. INVENTORY

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Raw materials	3,358	5,166	720
Low value consumables	34	34	5
Finished goods	6,492	7,780	1,087
Less: inventory impairment	(12)	-	-
	9,872	12,980	1,812

There was nil and nil impairment of inventory recognized for the six months ended June 30, 2024 and 2025.

6. INVENTORY

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Raw materials	1,793	1,784	3,358	460
Low value consumables	41	41	34	5
Finished goods	3,803	3,705	6,492	889
Less: inventory impairment	(180)	(91)	(12)	(2)
	5,457	5,439	9,872	1,352

The Group recognized RMB180, nil, and nil of impairment of inventory for the years ended December 31, 2022, 2023, and 2024, respectively.

The impairment was due to the fact that inventory is obsolete and no longer sellable.